NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2017
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
NEW ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
The following new accounting standards were not yet effective for the year ended December 31, 2017, and have not been applied in preparing these Consolidated financial statements.
IFRS 15 - Revenue from Contracts with Customers
In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers, which will replace IAS 11 Construction Contracts and IAS 18 Revenue. The mandatory effective date of IFRS 15 is January 1, 2018. The objective of IFRS 15 is to establish a single, principles based model to be applied to all contracts with customers in determining how and when revenue is recognized. IFRS 15 also requires entities to provide users of financial statements with more informative and relevant disclosures.
The Company has completed its analysis to determine the impact that IFRS 15 is expected to have on the Company’s consolidated financial statements. The Company’s main revenue stream is the sale of gold bullion, with each sale occurring as a stand-alone transaction. The Company's assessment using the five-step model in IFRS 15 focused on identifying potential multiple performance obligations as well as applying the concept of control transfer as opposed to transfer of risks and rewards of ownership, and revealed that there is no significant difference in the timing and nature of revenue recognition compared to IAS 18 Revenue. Furthermore, the Company’s revenue contracts do not contain significant variable consideration, financing components or non-cash consideration.
The Company will adopt IFRS 15 for the annual period beginning on January 1, 2018, and expects that there will be no material impact on the Company's consolidated financial statements.
IFRS 9 - Financial Instruments
In July 2014, the IASB issued the final version of IFRS 9 (2014) - Financial Instruments (“IFRS 9”) to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 provides a revised model for the recognition and measurement of financial instruments and a single, forward-looking ‘expected loss’ impairment model (the “ECL model”). The standard is effective for annual periods beginning on or after January 1, 2018, with early adoption permitted.
Effective April 1, 2014, the Company early adopted all of the requirements of IFRS 9 (2013), which was the previously issued version of IFRS 9. As a result of early adoption of IFRS 9 (2013), which is largely aligned with the requirements of IFRS 9, there will be no further impact on adoption of IFRS 9, with respect to the classification of financial assets and liabilities, impairment of financial assets, and hedge accounting.
The Company will adopt IFRS 9 for the annual period beginning on January 1, 2018, and expects that there will be no material impact on the Company's consolidated financial statements.
IFRIC 22 - Foreign Currency Transactions and Advance Consideration
In December 2016, the IASB issued IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration. The interpretation clarifies which date should be used for translation of a foreign currency transaction when an entity recognizes a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income (or part of it). The interpretation is applicable for annual periods beginning on or after January 1, 2018.
The Company will adopt the Interpretation in its financial statements for the annual period beginning on January 1, 2018, and does not expect it to have a material impact on the consolidated financial statements.
IFRS 16 - Leases
In January 2016, the IASB issued IFRS 16 Leases.  The objective of IFRS 16 is to recognize all leases on balance sheet for lessees. IFRS 16 requires lessees to recognize a "right of use" asset and a lease liability calculated using a prescribed methodology. The mandatory effective date of IFRS 16 is for annual periods beginning on or after January 1, 2019.
IFRS 16 requires lessees to recognize assets and liabilities for most leases on the balance sheet, as well as corresponding depreciation and interest expense.
The Company will adopt IFRS 16 for the annual period beginning January 1, 2019. The Company expects IFRS 16 will result in the recognition of additional lease assets and liabilities on the balance sheet, a decrease in lease expense and a corresponding increase in depreciation and interest expense. The Company also expects cash flow from operating activities to increase under IFRS 16 as lease payments for most leases will be recorded as financing outflows in the Consolidated statement of cash flows as opposed to operating cash flows. The extent of the impact of adopting the standard has not yet been determined. The Company is developing an implementation plan and expects to report more detailed information, including estimated quantitative financial impacts, if material, in its consolidated financial statements as the effective date approaches.
IFRIC 23 - Uncertainty over Income Tax Treatments
On June 7, 2017, the IASB issued IFRIC Interpretation 23 Uncertainty over Income Tax Treatments. The Interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The Interpretation is applicable for annual periods beginning on or after January 1, 2019. The extent of the impact of adoption of the Interpretation has not yet been determined.